Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Summary of Inventories
	December 31
	2019	2020
	US$ thousands

Raw materials and components	20,986	29,362
Products in process	7,137	10,041
Finished products	8,368	8,247
	36,491	47,650